Subsequent Events	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent Events	NOTE 10 — SUBSEQUENT EVENTS The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the condensed balance sheet date up to the date that the financial statements were issued.

On October 4, 2021, the Company announced that it entered into a Business Combination Agreement (the “Business Combination Agreement”), by and among the Company, MoonLake Immunotherapeutics AG, a Swiss stock corporation (Aktiengesellschaft) registered with the commercial register of the Canton of Zug, Switzerland under the number CHE-433.093.536 (“MoonLake”), the existing equity holders of MoonLake (collectively, the “ML Parties”), Helix Holdings LLC, a Cayman Islands limited liability company and the sponsor of the Company (the “Sponsor”), and the representative of the ML Parties.

Following completion (the “Closing” and the date of Closing, the “Closing Date”) of the Business Combination contemplated by the Business Combination Agreement, (i) the existing equityholders of MoonLake will retain their equity interests in MoonLake (except as noted in the Company’s Form 8-K filed on October 4, 2021) and will receive a number of non-economic voting shares in the Company determined by multiplying the number of MoonLake common shares held by them immediately prior to the Closing by the Exchange Ratio; (ii)  certain equity holders of MoonLake (the “BVF Shareholders”) will assign all of their MoonLake common shares to the Company and the Company will issue to the BVF Shareholders an aggregate number of the Company’s Class A ordinary shares equal to the product of such number of assigned MoonLake common shares and the Exchange Ratio; and (iii) the Company will receive a controlling equity interest in MoonLake in exchange for making the Cash Contribution (as defined in the Business Combination Agreement). The Exchange Ratio is the quotient obtained by dividing (a) 360,000,000 by (b) the fully diluted shares of MoonLake prior to the Closing by (c) 10. Substantially all of the assets and business of MoonLake and the Company will be held by MoonLake as the operating company following the Closing. At the Closing, the Company will change its name to “MoonLake Immunotherapeutics.”

The Business Combination has been approved by the boards of directors of each of the Company and MoonLake. The Closing is expected to occur late in the fourth quarter of 2021 or early in the first quarter of 2022, following the receipt of the required approval by MoonLake’s and the Company’s shareholders and the satisfaction of certain other customary closing conditions.

On October 4, 2021, concurrently with the execution of the Business Combination Agreement, the Company entered into subscription agreements (collectively, the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors” which include an affiliate of the Sponsor and the BVF Shareholders and their affiliates) pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 11,500,000 Class A Ordinary Shares at a price of $10.00 per share, for an aggregate purchase price of $115,000,000 (the “PIPE”).

The PIPE is expected to be consummated immediately prior to or substantially concurrently with the Closing of the Business Combination. The closing of the PIPE is conditioned upon, among other things, (i) the satisfaction or waiver of all conditions precedent to the Business Combination and the substantially concurrent consummation of the Business Combination, (ii) the accuracy of all representations and warranties of the Company and the PIPE Investors in the Subscription Agreements, subject to certain bring-down standards, and (iii) the satisfaction of all covenants, agreements, and conditions required to be performed by the Company and the PIPE Investors pursuant to the Subscription Agreements. The Subscription Agreements provide for certain customary registration rights for the PIPE Investors.

The Subscription Agreements will terminate with no further force and effect upon the earliest to occur of: (a) such date and time as the Business Combination Agreement or Investment Agreement is terminated in accordance with its terms; (b) the mutual written agreement of the Company and the PIPE Investor to terminate its Subscription Agreement; (c) if on the Closing Date, any of the conditions to closing set forth in the Subscription Agreement are not satisfied or waived, and, as a result thereof, the transactions contemplated in the Subscription Agreement are not consummated at the Closing; or (d) May 30, 2022.